Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	263,399,968.84	19,469
Yield Supplement Overcollateralization Amount 08/31/21	8,344,706.76	0
Receivables Balance 08/31/21	271,744,675.60	19,469
Principal Payments	14,537,290.57	467
Defaulted Receivables	228,981.16	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	7,667,392.31	0
Pool Balance at 09/30/21	249,311,011.56	18,989

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.04%
Prepayment ABS Speed	1.34%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,849,018.10	147
Past Due 61-90 days	691,273.76	36
Past Due 91-120 days	4,697.32	4
Past Due 121+ days	0.00	0
Total	3,544,989.18	187

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.38%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	119,092.96
Aggregate Net Losses/(Gains) - September 2021	109,888.20
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.49%
Prior Net Losses Ratio	-0.08%
Second Prior Net Losses Ratio	-0.15%
Third Prior Net Losses Ratio	-0.31%
Four Month Average	-0.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.06%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average Contract Rate	4.16%
Weighted Average Contract Rate, Yield Adjusted	6.56%
Weighted Average Remaining Term	32.81

Flow of Funds	$ Amount
Collections	15,594,704.26
Investment Earnings on Cash Accounts	68.47
Servicing Fee	(226,453.90)
Transfer to Collection Account	0.00
Available Funds	15,368,318.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	593,100.28
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	8,869,718.27
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	540,003.02

Total Distributions of Available Funds	15,368,318.83

Servicing Fee	226,453.90
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 09/15/21	258,180,729.83
Principal Paid	14,088,957.28
Note Balance @ 10/15/21	244,091,772.55

Class A-1
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2a
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2b
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-3
Note Balance @ 09/15/21	134,950,729.83
Principal Paid	14,088,957.28
Note Balance @ 10/15/21	120,861,772.55
Note Factor @ 10/15/21	34.4335534%

Class A-4
Note Balance @ 09/15/21	76,260,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	76,260,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	31,320,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	31,320,000.00
Note Factor @ 10/15/21	100.0000000%

Class C
Note Balance @ 09/15/21	15,650,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	15,650,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	739,358.53
Total Principal Paid	14,088,957.28
Total Paid	14,828,315.81

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.08375%
Coupon	0.22375%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	374,488.28
Principal Paid	14,088,957.28
Total Paid to A-3 Holders	14,463,445.56

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7100819
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.5310712
Total Distribution Amount	14.2411531

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0669182
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	40.1394794
Total A-3 Distribution Amount	41.2063976

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	629.55
Noteholders' Principal Distributable Amount	370.45

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	2,609,619.51
Investment Earnings	55.98
Investment Earnings Paid	(55.98)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$729,693.98	$1,083,817.74	$940,343.05
Number of Extensions	40	56	48
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.38%	0.31%